ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Management maintains the ALLL at a level that it considers sufficient to absorb probable incurred loan and lease losses inherent in the portfolio. Management determines the adequacy of the ALLL based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay, including the timing of future payments. For further discussion of First Financial's allowance methodology, see Note 1 – Summary of Significant Accounting Policies.

The ALLL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full, either through payments from the borrower, or from the liquidation of collateral.

Changes in the ALLL by loan category as of December 31 were as follows:

	2018
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021
Provision for loan and lease losses	10,615	454	(310)	847	492	829	(85)	1,744	14,586
Gross charge-offs	(11,533)	0	0	(4,835)	(422)	(1,725)	(435)	(1,720)	(20,670)
Recoveries	2,066	1	146	4,106	211	1,309	575	191	8,605
Total net charge-offs	(9,467)	1	146	(729)	(211)	(416)	140	(1,529)	(12,065)
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

	2017
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961
Provision for loan and lease losses	6,917	(42)	207	(7,291)	1,695	1,778	(90)	408	3,582
Gross charge-offs	(10,194)	0	(1)	(1,038)	(435)	(913)	(225)	(857)	(13,663)
Recoveries	1,650	1	89	2,719	215	1,027	234	206	6,141
Total net charge-offs	(8,544)	1	88	1,681	(220)	114	9	(651)	(7,522)
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

	2016
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$16,995	$821	$1,810	$23,656	$4,014	$3,943	$386	$1,773	$53,398
Provision for loan and lease losses	3,705	(106)	1,280	5,365	(655)	(175)	53	673	10,140
Gross charge-offs	(2,630)	0	(93)	(4,983)	(387)	(1,445)	(386)	(1,190)	(11,114)
Recoveries	1,155	1	285	2,502	236	720	335	303	5,537
Total net charge-offs	(1,475)	1	192	(2,481)	(151)	(725)	(51)	(887)	(5,577)
Ending allowance for loan and lease losses	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961

The ALLL balance and the recorded investment in loans by portfolio segment and based on impairment method as of December 31 were as follows:

	December 31, 2018
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$667	$0	$0	$461	$32	$0	$0	$0	$1,160
Ending allowance on loans collectively evaluated for impairment	18,079	1,130	3,413	20,587	4,932	5,348	362	1,531	55,382
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

Loans and Leases
Ending balance of loans individually evaluated for impairment	$37,633	$22	$9	$25,022	$17,598	$6,351	$174	$0	$86,809
Ending balance of loans collectively evaluated for impairment	2,477,028	93,393	548,926	3,729,659	938,048	810,931	93,038	46,382	8,737,405
Total loans	$2,514,661	$93,415	$548,935	$3,754,681	$955,646	$817,282	$93,212	$46,382	$8,824,214

	December 31, 2017
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$169	$0	$0	$448	$160	$2	$0	$0	$779
Ending allowance on loans collectively evaluated for impairment	17,429	675	3,577	20,482	4,523	4,933	307	1,316	53,242
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

Loans and Leases
Ending balance of loans individually evaluated for impairment	$7,331	$82	$29	$21,542	$7,932	$4,456	$255	$0	$41,627
Ending balance of loans collectively evaluated for impairment	1,905,412	89,265	467,701	2,468,549	463,459	489,148	41,331	46,691	5,971,556
Total loans	$1,912,743	$89,347	$467,730	$2,490,091	$471,391	$493,604	$41,586	$46,691	$6,013,183